Basis of preparation and significant accounting policies - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€) country segment
Disclosure of significant accounting policies [line items]
Carrying amount of contracts within scope of IFRS 17 | €	€ 750
Number of reportable segments | segment	5
Minimum
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | country	40
Property | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	20 years
Property | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	50 years
Data processing equipment | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	2 years
Data processing equipment | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	5 years
Fixtures and fittings | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	4 years
Fixtures and fittings | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	10 years